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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F


       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended SEPTEMBER 30, 2002.
                                                        ------------------

If amended report check here: [_]


   GENERAL ATLANTIC PARTNERS, LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager


   3 Pickwick Plaza             Greenwich         CT            06830
--------------------------------------------------------------------------------
Business       (Street)         (City)          (State)          (Zip)


     Thomas J. Murphy, Chief Financial Officer (203) 629-8600
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


____________________________________ATTENTION___________________________________


                  The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

                  Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of GREENWICH and State of CONNECTICUT on the 9th day of August, 2002.

                  General Atlantic Partners, LLC

                  (Name of Institutional Investment Manager)

                  /s/ Thomas J. Murphy
                  -------------------------------------------
                  (Manual Signature of Person Duly Authorized
                  to Submit This Report)

                  Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (LIST IN ALPHABETICAL ORDER).

                  13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

NAME:                  13F FILE NO.:     NAME:                    13F FILE NO.:
______________________ _________________ _______________________  ______________

1.____________________ _________________ _______________________  ______________

2.____________________ _________________ _______________________  ______________

3.____________________ _________________ _______________________  ______________

4.____________________ _________________ _______________________  ______________

5.____________________ _________________ _______________________  ______________

                                    FORM 13F

Page   3   of   8      Name of Reporting Manager  GENERAL ATLANTIC PARTNERS, LLC
     -----    -----                               ------------------------------
                                                                  (SEC USE ONLY)

-----------------------------------------------------------------------------------------------------------------------------------
    ITEM 1                    ITEM 2     ITEM 3      ITEM 4       ITEM 5             ITEM 6            ITEM 7          ITEM 8
NAME OF ISSUER                TITLE      CUSIP       FAIR        SHARES OF    INVESTMENT DISCRETION    MANAGERS   VOTING AUTHORITY
                                OF       NUMBER      MARKET      PRINCIPAL    SOLE   SHARED  SHARED
                              CLASS                  VALUE         AMOUNT                    OTHER              SOLE  SHARED  NONE
                                                                               (A)     (B)    (C)               (A)    (B)    (C)
-----------------------------------------------------------------------------------------------------------------------------------
Atlantic Data Services, Inc.   Com     048523104      5,276,936      3,104,080  X                                X
-----------------------------------------------------------------------------------------------------------------------------------
Atlantic Data Services, Inc.   Com     048523104         35,700         21,000                    X                             X
-----------------------------------------------------------------------------------------------------------------------------------
BindView                       Com      090327        1,705,401      2,030,239  X                                X
                                          107
-----------------------------------------------------------------------------------------------------------------------------------
BindView                       Com      090327          416,370        495,679                    X                             X
                                          107
-----------------------------------------------------------------------------------------------------------------------------------
Bottomline Technologies        Com      101388       10,766,539      2,290,753  X                                X
                                          106
-----------------------------------------------------------------------------------------------------------------------------------
Bottomline Technologies        Com      101388          839,171        178,547  X                                X
                                          106
-----------------------------------------------------------------------------------------------------------------------------------
Bottomline Technologies        Com      101388        1,491,780        317,400                    X                             X
                                          106
-----------------------------------------------------------------------------------------------------------------------------------
Brigham Exploration Company    Com      109178        9,619,111      2,679,418  X                                X
                                          103
-----------------------------------------------------------------------------------------------------------------------------------
Brigham Exploration Company    Com      109178        3,960,973      1,103,335                    X                             X
                                          103
-----------------------------------------------------------------------------------------------------------------------------------
Brio Technologies              Com      109704        2,230,189      2,046,045  X                                X
                                          106
-----------------------------------------------------------------------------------------------------------------------------------
Brio Technologies              Com      109704          328,322        301,213                    X                             X
                                          106
-----------------------------------------------------------------------------------------------------------------------------------
Chordiant Software, Inc.       Com      170404        6,452,363      6,938,025  X                                X
                                          107
-----------------------------------------------------------------------------------------------------------------------------------
Chordiant Software, Inc.       Com      170404        1,408,391      1,514,399                    X                             X
                                          107
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                        44,531,246
-----------------------------------------------------------------------------------------------------------------------------------

                                    FORM 13F

Page   4   of   8      Name of Reporting Manager  GENERAL ATLANTIC PARTNERS, LLC
     -----    -----                               ------------------------------
                                                                  (SEC USE ONLY)

-----------------------------------------------------------------------------------------------------------------------------------
    ITEM 1                    ITEM 2     ITEM 3      ITEM 4       ITEM 5             ITEM 6            ITEM 7          ITEM 8
NAME OF ISSUER                TITLE      CUSIP       FAIR        SHARES OF    INVESTMENT DISCRETION    MANAGERS   VOTING AUTHORITY
                                OF       NUMBER      MARKET      PRINCIPAL    SOLE   SHARED  SHARED
                              CLASS                  VALUE         AMOUNT                    OTHER              SOLE  SHARED  NONE
                                                                               (A)     (B)    (C)               (A)    (B)    (C)
-----------------------------------------------------------------------------------------------------------------------------------
E* Trade Group, Inc.          Com       269246       26,052,351      5,854,461  X                                X
                                         104
-----------------------------------------------------------------------------------------------------------------------------------
E* Trade Group, Inc.          Com       269246        3,639,740        817,919                    X                             X
                                          104
-----------------------------------------------------------------------------------------------------------------------------------
Eclipsys                      Com       278856       32,809,175      6,458,499  X                                X
                                          109
-----------------------------------------------------------------------------------------------------------------------------------
Eclipsys                      Com       278856        6,228,370      1,226,057                    X                             X
                                          109
-----------------------------------------------------------------------------------------------------------------------------------
Eclipsys                      Com       278856          304,800         60,000  X                                X
                                          109
-----------------------------------------------------------------------------------------------------------------------------------
EXE Technologies, Inc.        Com    301504106        7,456,130     11,488,644  X                                X
-----------------------------------------------------------------------------------------------------------------------------------
EXE Technologies, Inc.        Com    301504106        1,362,198      2,098,918                    X                             X
-----------------------------------------------------------------------------------------------------------------------------------
Exult, Inc.                   Com    302284104      117,129,812     39,705,021  X                                X
-----------------------------------------------------------------------------------------------------------------------------------
Exult, Inc.                   Com    302284104       26,748,756      9,067,375                    X                             X
-----------------------------------------------------------------------------------------------------------------------------------
FirePond, Inc.                Com       318224        4,289,667      1,401,852  X                                X
                                          102
-----------------------------------------------------------------------------------------------------------------------------------
FirePond, Inc.                Com       318224          806,870        263,683                    X                             X
                                          102
-----------------------------------------------------------------------------------------------------------------------------------
Infogrames Inc.               Com       45665T        3,010,682      1,356,163  X                                X
                                          107
-----------------------------------------------------------------------------------------------------------------------------------
Infogrames Inc.               Com       45665T          287,581        129,541                    X                             X
                                          107
-----------------------------------------------------------------------------------------------------------------------------------
IXOS Software AG               SP       46600V       21,007,715      4,689,222  X                                X
                              ADR        108
-----------------------------------------------------------------------------------------------------------------------------------
IXOS Software AG               SP       46600V        1,569,765        350,394  X                                X
                              ADR        108
-----------------------------------------------------------------------------------------------------------------------------------
IXOS Software AG               SP       46600V        1,614,521        360,384                    X                             X
                              ADR        108
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                       254,318,133
-----------------------------------------------------------------------------------------------------------------------------------

                                    FORM 13F

Page   5   of   8      Name of Reporting Manager  GENERAL ATLANTIC PARTNERS, LLC
     -----    -----                               ------------------------------
                                                                  (SEC USE ONLY)

-----------------------------------------------------------------------------------------------------------------------------------
    ITEM 1                    ITEM 2     ITEM 3      ITEM 4       ITEM 5             ITEM 6            ITEM 7          ITEM 8
NAME OF ISSUER                TITLE      CUSIP       FAIR        SHARES OF    INVESTMENT DISCRETION    MANAGERS   VOTING AUTHORITY
                                OF       NUMBER      MARKET      PRINCIPAL    SOLE   SHARED  SHARED
                              CLASS                  VALUE         AMOUNT                    OTHER              SOLE  SHARED  NONE
                                                                               (A)     (B)    (C)               (A)    (B)    (C)
-----------------------------------------------------------------------------------------------------------------------------------
Manugistics Group, Inc.      Com     565011103         1,319,274        472,858 X                                X
-----------------------------------------------------------------------------------------------------------------------------------
Manugistics Group, Inc.      Com     565011103           286,940        102,846                   X                             X
-----------------------------------------------------------------------------------------------------------------------------------
Mapics, Inc.                 Com       564910          7,346,584      1,311,890 X                                X
                                        107
-----------------------------------------------------------------------------------------------------------------------------------
Mapics, Inc.                 Com       564910          1,053,472        188,120                   X                             X
                                        107
-----------------------------------------------------------------------------------------------------------------------------------
Predictive Systems, Inc.     Com       74036W          1,162,860      5,537,430 X                                X
                                        102
-----------------------------------------------------------------------------------------------------------------------------------
Predictive Systems, Inc.     Com       74036W            231,504      1,102,399                   X                             X
                                        102
-----------------------------------------------------------------------------------------------------------------------------------
Predictive Systems, Inc.     Com       74036W             10,014         47,688 X                                X
                                        102
-----------------------------------------------------------------------------------------------------------------------------------
Priceline.Com Incorporated   Com       741503          6,596,552      4,518,186 X                                X
                                        106
-----------------------------------------------------------------------------------------------------------------------------------
Priceline.Com Incorporated   Com       741503          2,043,844      1,399,893                   X                             X
                                        106
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTAL                                          20,051,044
-----------------------------------------------------------------------------------------------------------------------------------

                                    FORM 13F

Page   6   of   8      Name of Reporting Manager  GENERAL ATLANTIC PARTNERS, LLC
     -----    -----                               ------------------------------
                                                                  (SEC USE ONLY)

-----------------------------------------------------------------------------------------------------------------------------------
    ITEM 1                    ITEM 2     ITEM 3      ITEM 4       ITEM 5             ITEM 6            ITEM 7          ITEM 8
NAME OF ISSUER                TITLE      CUSIP       FAIR        SHARES OF    INVESTMENT DISCRETION    MANAGERS   VOTING AUTHORITY
                                OF       NUMBER      MARKET      PRINCIPAL    SOLE   SHARED  SHARED
                              CLASS                  VALUE         AMOUNT                    OTHER              SOLE  SHARED  NONE
                                                                               (A)     (B)    (C)               (A)    (B)    (C)
-----------------------------------------------------------------------------------------------------------------------------------
ProBusiness Services,       Com        742674         18,652,459      2,946,676 X                                X
Inc.                                    104
-----------------------------------------------------------------------------------------------------------------------------------
ProBusiness Services,       Com        742674          3,022,727        477,524                   X                             X
Inc.                                    104
-----------------------------------------------------------------------------------------------------------------------------------
ProBusiness Services,       Com        742674            527,498         83,333 X                                X
Inc.                                    104
-----------------------------------------------------------------------------------------------------------------------------------
ProBusiness Services,       Com        742674          6,330,000      1,000,000                   X                             X
Inc.                                    104
-----------------------------------------------------------------------------------------------------------------------------------
ProxyMed, Inc.              Com        744290         19,514,992      1,289,821 X                                X
                                        305
-----------------------------------------------------------------------------------------------------------------------------------
ProxyMed, Inc.              Com        744290          1,540,733        101,833 X                                X
                                        305
-----------------------------------------------------------------------------------------------------------------------------------
ProxyMed, Inc.              Com        744290          2,688,782        177,712                   X                             X
                                        305
-----------------------------------------------------------------------------------------------------------------------------------
Screaming Media.Com Inc.    Com        810883          7,878,092      5,835,624 X                                X
                                        108
-----------------------------------------------------------------------------------------------------------------------------------
Screaming Media.Com Inc.    Com        810883            606,694        449,403 X                                X
                                        108
-----------------------------------------------------------------------------------------------------------------------------------
Screaming Media.Com Inc.    Com        810883          1,222,318        905,421                   X                             X
                                        108
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTAL                                          61,984,295
-----------------------------------------------------------------------------------------------------------------------------------

                                    FORM 13F

Page   7   of   8      Name of Reporting Manager  GENERAL ATLANTIC PARTNERS, LLC
     -----    -----                               ------------------------------
                                                                  (SEC USE ONLY)

-----------------------------------------------------------------------------------------------------------------------------------
    ITEM 1                    ITEM 2     ITEM 3      ITEM 4       ITEM 5             ITEM 6            ITEM 7          ITEM 8
NAME OF ISSUER                TITLE      CUSIP       FAIR        SHARES OF    INVESTMENT DISCRETION    MANAGERS   VOTING AUTHORITY
                                OF       NUMBER      MARKET      PRINCIPAL    SOLE   SHARED  SHARED
                              CLASS                  VALUE         AMOUNT                    OTHER              SOLE  SHARED  NONE
                                                                               (A)     (B)    (C)               (A)    (B)    (C)
-----------------------------------------------------------------------------------------------------------------------------------
S1 Corporation              Com        78463B         13,155,611      2,454,405 X                                X
                                        101
-----------------------------------------------------------------------------------------------------------------------------------
S1 Corporation              Com        78463B          1,829,556        341,335                   X                             X
                                        101
-----------------------------------------------------------------------------------------------------------------------------------
Soundview Technology        Com        977383         18,903,295     14,540,996 X                                X
Group, Inc.                             108
-----------------------------------------------------------------------------------------------------------------------------------
Soundview Technology        Com        977383          4,078,456      3,137,274                   X                             X
Group, Inc.                             108
-----------------------------------------------------------------------------------------------------------------------------------
SRA International, Inc.     Com        78464R         49,828,826      1,740,441 X                                X
                                        105
-----------------------------------------------------------------------------------------------------------------------------------
SRA International, Inc.     Com        78464R          3,933,991        137,408 X                                X
                                        105
-----------------------------------------------------------------------------------------------------------------------------------
SRA International, Inc.     Com        78464R          6,865,359        239,796                   X                             X
                                        105
-----------------------------------------------------------------------------------------------------------------------------------
Tickets.com                 Com        88633M            940,442      1,205,695 X                                X
                                        101
-----------------------------------------------------------------------------------------------------------------------------------
Tickets.com                 Com        88633M            177,584        227,672                   X                             X
                                        101
-----------------------------------------------------------------------------------------------------------------------------------
Tickets.com                 Com        88633M             20,158         25,844 X                                X
                                        101
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTAL                                          99,733,278
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM ALL PAGES:                                480,617,996
-----------------------------------------------------------------------------------------------------------------------------------

           INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE
                          FEDERAL CRIMINAL VIOLATIONS.
                     SEE 18 U.S.C. 1001 AND 15 U.S. 78FF(A).